Related Party Transactions (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended			8 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	3 Months Ended	8 Months Ended			3 Months Ended	12 Months Ended
	Oct. 17, 2012	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Feb. 15, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] Director [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Director [Member]
Related Party Transaction [Line Items]
Capital contributed by LINN for share purchase			$ 1,000	$ 1,000		$ 1,000														$ 1,000
Initial public offering, proceeds	1,200,000,000														1,200,000,000
Ownership percentage			15.00%	15.00%		15.00%											15.00%	15.00%		100.00%
General and administrative expenses		155,000	11,767,000	724,000	351,000	1,230,000		58,566,000	43,321,000	173,206,000	133,272,000	99,078,000					12,000,000
Units of LINN Energy acquired	34,787,500														34,787,500
General and administrative expenses paid on behalf of related party																	2,000,000	1,000,000
Business Combination, Acquisition Related Costs			11,000,000														11,000,000
Offering costs paid on behalf of related party																		3,000,000
Distribution paid during period							170,000,000							25,000,000		25,000,000
Per unit cash dividend paid (in dollars per unit)													$ 0.725						$ 0.725
Related Party Transaction, Amounts of Transaction																	462,000	772,000			6,000,000	21,000,000
Offering costs paid by related party																	$ 361,000